Business segment information (Tables)	6 Months Ended
Jun. 30, 2025
Business segment information
Schedule of information by business segment

1st half 2025	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	2,938	5,674	9,925	44,386	38,945	13	-	101,881
Intersegment sales	17,589	5,121	1,385	13,817	333	57	(38,302)	-
Excise taxes	-	-	-	(366)	(8,940)	-	-	(9,306)
Revenues from sales	20,527	10,795	11,310	57,837	30,338	70	(38,302)	92,575
Operating expenses	(8,377)	(8,588)	(10,664)	(56,643)	(29,125)	(494)	38,302	(75,589)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,928)	(788)	(183)	(859)	(441)	(57)	-	(6,256)
Net income (loss) from equity affiliates and other items	191	1,143	384	(50)	103	(71)	-	1,700
Tax on net operating income	(4,121)	(441)	(100)	(95)	(266)	131	-	(4,892)
Adjustments (a)	(133)	(214)	(333)	(500)	(43)	(45)	-	(1,268)
Adjusted net operating income	4,425	2,335	1,080	690	652	(376)	-	8,806
Adjustments (a)								(1,268)
Net cost of net debt								(871)
Non-controlling interests								(129)
Net income - TotalEnergies share								6,538

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the operating income of Integrated Power segment.

1st half 2025	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	6,233	1,779	3,439	593	406	120	-	12,570
Total divestments	438	35	405	48	135	15	-	1,076
Cash flow from operating activities	6,941	2,282	400	(1,096)	1,196	(1,200)	-	8,523

1st half 2024	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	2,734	4,645	11,546	49,049	42,029	18	-	110,021
Intersegment sales	19,531	5,606	1,159	16,346	433	140	(43,215)	-
Excise taxes	-	-	-	(378)	(8,577)	-	-	(8,955)
Revenues from sales	22,265	10,251	12,705	65,017	33,885	158	(43,215)	101,066
Operating expenses	(9,113)	(7,706)	(12,071)	(62,535)	(32,697)	(547)	43,215	(81,454)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,824)	(631)	(202)	(792)	(414)	(55)	-	(5,918)
Net income (loss) from equity affiliates and other items	238	1,021	(589)	55	1,396	56	-	2,177
Tax on net operating income	(4,424)	(535)	(119)	(315)	(209)	32	-	(5,570)
Adjustments (a)	(75)	26	(1,389)	(171)	1,327	(13)	-	(295)
Adjusted net operating income	5,217	2,374	1,113	1,601	634	(343)	-	10,596
Adjustments (a)								(295)
Net cost of net debt								(650)
Non-controlling interests								(143)
Net income - TotalEnergies share								9,508

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the operating income of Integrated Power segment.

1st half 2024	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	4,991	1,409	2,508	878	403	68	-	10,257
Total divestments	455	79	323	165	1,203	7	-	2,232
Cash flow from operating activities	8,125	2,141	1,398	(588)	1,542	(1,442)	-	11,176

2nd quarter 2025	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	1,369	2,586	3,958	21,759	19,944	11	-	49,627
Intersegment sales	8,862	1,869	701	7,006	177	32	(18,647)	-
Excise taxes	-	-	-	(254)	(4,697)	-	-	(4,951)
Revenues from sales	10,231	4,455	4,659	28,511	15,424	43	(18,647)	44,676
Operating expenses	(4,577)	(3,632)	(4,479)	(27,995)	(14,751)	(302)	18,647	(37,089)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,978)	(397)	(108)	(520)	(224)	(31)	-	(3,258)
Net income (loss) from equity affiliates and other items	58	578	340	(42)	113	(35)	-	1,012
Tax on net operating income	(1,793)	(166)	(27)	(12)	(168)	57	-	(2,109)
Adjustments (a)	(33)	(203)	(189)	(447)	(18)	(23)	-	(913)
Adjusted net operating income	1,974	1,041	574	389	412	(245)	-	4,145
Adjustments (a)								(913)
Net cost of net debt								(486)
Non-controlling interests								(59)
Net income - TotalEnergies share								2,687

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the operating income of Integrated Power segment.

2nd quarter 2025	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	3,186	877	2,503	351	234	86	-	7,237
Total divestments	80	25	347	42	38	16	-	548
Cash flow from operating activities	3,675	539	799	887	628	(568)	-	5,960

2nd quarter 2024	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	1,416	1,986	4,464	24,516	21,358	3	-	53,743
Intersegment sales	9,796	2,111	369	8,203	164	77	(20,720)	-
Excise taxes	-	-	-	(208)	(4,352)	-	-	(4,560)
Revenues from sales	11,212	4,097	4,833	32,511	17,170	80	(20,720)	49,183
Operating expenses	(4,669)	(2,922)	(4,506)	(31,647)	(16,601)	(318)	20,720	(39,943)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,907)	(310)	(105)	(416)	(208)	(30)	-	(2,976)
Net income (loss) from equity affiliates and other items	141	526	26	(13)	(84)	29	-	625
Tax on net operating income	(2,163)	(251)	(79)	(60)	(101)	(23)	-	(2,677)
Adjustments (a)	(53)	(12)	(333)	(264)	(203)	(9)	-	(874)
Adjusted net operating income	2,667	1,152	502	639	379	(253)	-	5,086
Adjustments (a)								(874)
Net cost of net debt								(365)
Non-controlling interests								(60)
Net income - TotalEnergies share								3,787

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the operating income of Integrated Power segment.

2nd quarter 2024	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	2,697	844	769	443	259	40	-	5,052
Total divestments	149	29	261	127	(78)	6	-	494
Cash flow from operating activities	4,535	431	1,647	1,541	1,650	(797)	-	9,007

Schedule of detail of the adjustment items

ADJUSTMENTS TO NET OPERATING INCOME

		Exploration			Refining	Marketing
		&	Integrated	Integrated	&	&
(M$)		Production	LNG	Power	Chemicals	Services	Corporate	Total
2nd quarter 2025	Inventory valuation effect	-	–	–	(251)	(18)	–	(269)
	Effect of changes in fair value	-	(107)	(176)	–	–	–	(283)
	Restructuring charges	-	–	–	–	–	–	–
	Asset impairment and provisions charges	-	–	(13)	(196)	–	–	(209)
	Gains (losses) on disposals of assets	-	–	–	–	–	–	–
	Other items	(33)	(96)	–	–	–	(23)	(152)
Total		(33)	(203)	(189)	(447)	(18)	(23)	(913)
2nd quarter 2024	Inventory valuation effect	-	–	–	(263)	(64)	–	(327)
	Effect of changes in fair value	-	(12)	(279)	–	–	–	(291)
	Restructuring charges	-	–	(11)	–	–	–	(11)
	Asset impairment and provisions charges	-	–	–	–	–	–	–
	Gains (losses) on disposals of assets	-	–	29	–	(139)	–	(110)
	Other items	(53)	–	(72)	(1)	–	(9)	(135)
Total		(53)	(12)	(333)	(264)	(203)	(9)	(874)
1st half 2025	Inventory valuation effect	-	–	–	(304)	(43)	–	(347)
	Effect of changes in fair value	-	(118)	(320)	–	–	–	(438)
	Restructuring charges	-	–	–	–	–	–	–
	Asset impairment and provisions charges	-	–	(13)	(196)	–	–	(209)
	Gains (losses) on disposals of assets	-	–	–	–	–	–	–
	Other items	(133)	(96)	–	–	–	(45)	(274)
Total		(133)	(214)	(333)	(500)	(43)	(45)	(1,268)
1st half 2024	Inventory valuation effect	-	–	–	(170)	(50)	–	(220)
	Effect of changes in fair value	-	26	(637)	–	–	–	(611)
	Restructuring charges	-	–	(11)	–	–	–	(11)
	Asset impairment and provisions charges	-	–	(644)	–	–	–	(644)
	Gains (losses) on disposals of assets	(9)	–	29	–	1,377	–	1,397
	Other items	(66)	–	(126)	(1)	–	(13)	(206)
Total		(75)	26	(1,389)	(171)	1,327	(13)	(295)